Commitments and Contingencies - Narrative (Details) - CAD ($) $ in Millions	Sep. 30, 2023	Feb. 28, 2023	Dec. 31, 2022
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Total commitments	$ 24,690
Outstanding letters of credit	353		$ 490
HMLP
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Total commitments	$ 2,100		$ 2,200
BP-Husky Refining LLC
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Total commitments		$ 538